Share-based compensation - Share options outstanding - ESOP (Details) - Employee share option plans (ESOP) - Continuing and discontinued operations - Options	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation
Outstanding share options	7,956,764	8,006,791	1,570,346	777,000
Not later than one year
Share-based compensation
Outstanding share options		29,687
Later than one year and not later than two years
Share-based compensation
Outstanding share options	75,281
Later than two years and not later than three years
Share-based compensation
Outstanding share options	90,907	75,281
Later than three years and not later than four years
Share-based compensation
Outstanding share options	110,500	90,907
Later than four years and not later than five years
Share-based compensation
Outstanding share options	54,854	110,500
Later than five years and not later than six years
Share-based compensation
Outstanding share options	113,888	54,854
Later than six years and not later than seven years
Share-based compensation
Outstanding share options	738,560	113,888
Later than seven years and not later than eight years
Share-based compensation
Outstanding share options	356,669	738,560
Later than eight years and not later than nine years
Share-based compensation
Outstanding share options	6,416,105	356,669
Later than nine years and not later than ten years
Share-based compensation
Outstanding share options		6,436,445
Strike Price CHF 0.043 to 0.106
Share-based compensation
Outstanding share options	7,209,451	7,229,791
Strike Price CHF 0.043 to 0.106 | Later than six years and not later than seven years
Share-based compensation
Outstanding share options	436,677
Strike Price CHF 0.043 to 0.106 | Later than seven years and not later than eight years
Share-based compensation
Outstanding share options	356,669	436,677
Strike Price CHF 0.043 to 0.106 | Later than eight years and not later than nine years
Share-based compensation
Outstanding share options	6,416,105	356,669
Strike Price CHF 0.043 to 0.106 | Later than nine years and not later than ten years
Share-based compensation
Outstanding share options		6,436,445
Strike Price CHF 0.13
Share-based compensation
Outstanding share options	311,343	359,113
Strike Price CHF 0.13 | Later than one year and not later than two years
Share-based compensation
Outstanding share options	18,885
Strike Price CHF 0.13 | Later than two years and not later than three years
Share-based compensation
Outstanding share options	59,530	56,655
Strike Price CHF 0.13 | Later than three years and not later than four years
Share-based compensation
Outstanding share options		59,530
Strike Price CHF 0.13 | Later than four years and not later than five years
Share-based compensation
Outstanding share options	10,000
Strike Price CHF 0.13 | Later than five years and not later than six years
Share-based compensation
Outstanding share options	30,000	10,000
Strike Price CHF 0.13 | Later than six years and not later than seven years
Share-based compensation
Outstanding share options	192,928	40,000
Strike Price CHF 0.13 | Later than seven years and not later than eight years
Share-based compensation
Outstanding share options		192,928
Strike Price CHF 0.14 to 0.99
Share-based compensation
Outstanding share options	146,425	171,425
Strike Price CHF 0.14 to 0.99 | Not later than one year
Share-based compensation
Outstanding share options		25,000
Strike Price CHF 0.14 to 0.99 | Later than one year and not later than two years
Share-based compensation
Outstanding share options	11,385
Strike Price CHF 0.14 to 0.99 | Later than two years and not later than three years
Share-based compensation
Outstanding share options	26,085	11,385
Strike Price CHF 0.14 to 0.99 | Later than three years and not later than four years
Share-based compensation
Outstanding share options		26,085
Strike Price CHF 0.14 to 0.99 | Later than six years and not later than seven years
Share-based compensation
Outstanding share options	108,955
Strike Price CHF 0.14 to 0.99 | Later than seven years and not later than eight years
Share-based compensation
Outstanding share options		108,955
Strike Price CHF 1.00 to 3.00
Share-based compensation
Outstanding share options	289,545	246,462
Strike Price CHF 1.00 to 3.00 | Not later than one year
Share-based compensation
Outstanding share options		4,687
Strike Price CHF 1.00 to 3.00 | Later than one year and not later than two years
Share-based compensation
Outstanding share options	45,011
Strike Price CHF 1.00 to 3.00 | Later than two years and not later than three years
Share-based compensation
Outstanding share options	5,292	7,241
Strike Price CHF 1.00 to 3.00 | Later than three years and not later than four years
Share-based compensation
Outstanding share options	110,500	5,292
Strike Price CHF 1.00 to 3.00 | Later than four years and not later than five years
Share-based compensation
Outstanding share options	44,854	110,500
Strike Price CHF 1.00 to 3.00 | Later than five years and not later than six years
Share-based compensation
Outstanding share options	83,888	44,854
Strike Price CHF 1.00 to 3.00 | Later than six years and not later than seven years
Share-based compensation
Outstanding share options		73,888